Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000018545
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%	10.66%	12.45%
C000018546
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%	7.15%	8.98%
C000018547
Average Annual Return [Line Items]
Average Annual Return, Percent	28.64%	8.53%	7.51%
C000018549
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	(1.07%)	1.77%
C000018548
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%	2.55%	3.57%
C000047304
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%	3.96%	5.05%
C000047305
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%	6.39%	6.88%
C000047306
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%	8.56%	8.59%
C000047307
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%	9.53%	9.23%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.57%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	2.76%	3.25%